Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended																																																																																																																									2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended
	Mar. 31, 2025	Mar. 17, 2025	May 31, 2021	Sep. 30, 2020	May 31, 2020	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026
C000219740
Account Value [Line Items]
Accumulated Value					$ 10,000	$ 11,795	$ 11,763	$ 11,728	$ 11,689	$ 11,654	$ 11,612	$ 11,573	$ 11,530	$ 11,488	$ 11,449	$ 11,407		$ 11,367	$ 11,329	$ 11,293	$ 11,251	$ 11,208	$ 11,164	$ 11,120	$ 11,074	$ 11,021	$ 10,972	$ 10,927	$ 10,875	$ 10,828	$ 10,779	$ 10,734	$ 10,687	$ 10,637	$ 10,591	$ 10,544	$ 10,496	$ 10,449	$ 10,407	$ 10,359	$ 10,316	$ 10,278	$ 10,234	$ 10,199	$ 10,166	$ 10,129	$ 10,098	$ 10,076	$ 10,054	$ 10,036	$ 10,025	$ 10,019	$ 10,014	$ 10,011	$ 10,009	$ 10,009	$ 10,008	$ 10,008	$ 10,008	$ 10,007	$ 10,007	$ 10,006	$ 10,007	$ 10,005	$ 10,006	$ 10,006	$ 10,005	$ 10,005	$ 10,005	$ 10,004	$ 10,004	$ 10,003	$ 10,003	$ 10,001	$ 10,001
C000012087
Account Value [Line Items]
Accumulated Value						11,843	11,780	11,759	11,721	11,670	11,632	11,597	11,500	11,508	11,439	11,466		11,376	11,324	11,246	11,198	11,174	11,143	11,213	11,123	11,026	10,898	10,838	10,764	10,801	10,770	10,818	10,776	10,658	10,550	10,516	10,520	10,480	10,444	10,501	10,539	10,512	10,345	10,425	10,347	10,333	10,266	10,278	10,400	10,485	10,441	10,509	10,448	10,498	10,647	10,691	10,766	10,790	10,794	10,832	10,844	10,846	10,828	10,845	10,840	10,835	10,839	10,846	10,845	10,841	10,837	10,843	10,841	10,845	10,834	$ 10,832	$ 10,827	$ 10,822	$ 10,677	$ 10,585	$ 10,528	$ 10,507	$ 10,512	$ 10,479	$ 10,493	$ 10,408	$ 10,421	$ 10,369	$ 10,296	$ 10,276	$ 10,214	$ 10,206	$ 10,180	$ 10,098	$ 10,064	$ 10,048	$ 10,064	$ 10,033	$ 10,035	$ 10,036	$ 9,998	$ 10,017	$ 9,997	$ 10,003	$ 10,034	$ 10,035	$ 10,058	$ 10,065	$ 10,084	$ 10,064	$ 10,044	$ 10,055	$ 10,043	$ 10,031	$ 10,026	$ 10,015	$ 10,007	$ 10,003	$ 10,045	$ 10,054	$ 10,042	$ 10,060	$ 10,067	$ 10,009	$ 10,020	$ 10,018
C000037537
Account Value [Line Items]
Accumulated Value						11,631	11,462	11,462	11,479	11,396	11,342	11,323	11,164	11,204	11,082	11,163		11,020	10,956	10,773	10,711	10,803	10,739	10,975	10,862	10,737	10,508	10,408	10,276	10,454	10,408	10,552	10,521	10,279	10,016	10,074	10,201	10,206	10,197	10,325	10,420	10,349	10,062	10,290	10,075	10,130	9,910	9,965	10,267	10,545	10,367	10,450	10,374	10,583	10,925	10,982	11,144	11,185	11,151	11,243	11,337	11,363	11,255	11,268	11,234	11,179	11,271	11,400	11,432	11,422	11,404	11,457	11,451	11,473	11,434	11,418	11,390	11,368	11,090	10,882	10,696	10,706	10,741	10,712	10,777	10,548	10,576	10,475	10,295	10,292	10,145	10,160	10,111	9,930	9,850	9,847	9,916	9,846	9,874	9,880	9,804	9,879	9,818	9,855	9,976	9,977	10,017	10,035	10,110	10,038	10,000	10,034	9,988	9,920	9,915	9,883	9,859	9,862	10,076	10,135	10,111	10,172	10,170	9,995	10,014	10,025
C000012088
Account Value [Line Items]
Accumulated Value						11,062	10,794	10,819	10,900	10,794	10,722	10,649	10,480	10,540	10,376	10,503		10,400	10,363	10,080	10,013	10,243	10,146	10,496	10,360	10,218	9,931	9,809	9,636	9,940	9,871	10,078	10,074	9,704	9,289	9,472	9,777	9,852	9,913	10,040	10,186	10,103	9,743	10,069	9,726	9,863	9,523	9,668	10,145	10,555	10,246	10,347	10,280	10,726	11,177	11,223	11,474	11,520	11,397	11,450	11,638	11,681	11,455	11,336	11,292	11,179	11,449	11,734	11,861	11,896	11,863	12,022	11,990	12,093	11,992	11,985	11,972	11,908	11,492	11,145	10,799	10,881	10,954	10,936	11,058	10,637	10,650	10,506	10,202	10,247	9,998	10,036	9,964	9,701	9,572	9,604	9,734	9,627	9,681	9,678	9,575	9,694	9,577	9,666	9,882	9,863	9,893	9,911	10,052	9,906	9,871	9,929	9,842	9,737	9,732	9,657	9,644	9,663	10,070	10,217	10,214	10,302	10,275	9,980	9,985	9,996
C000037538
Account Value [Line Items]
Accumulated Value						9,741	9,391	9,396	9,551	9,495	9,389	9,162	9,097	9,159	8,954	9,186		9,258	9,302	8,893	8,831	9,251	9,092	9,561	9,362	9,205	8,887	8,758	8,527	8,991	8,878	9,102	9,199	8,550	7,930	8,266	8,833	9,024	9,179	9,206	9,454	9,394	8,972	9,396	8,848	9,017	8,454	8,815	9,498	9,940	9,660	9,819	9,952	10,782	11,342	11,463	11,866	11,999	11,744	11,684	11,991	12,014	11,638	11,266	11,280	11,046	11,532	12,157	12,535	12,678	12,569	12,905	12,841	13,269	12,915	12,900	13,001	12,879	12,188	11,616	11,034	11,230	11,317	11,369	11,568	10,852	10,836	10,685	10,222	10,333	9,967	10,030	9,956	9,591	9,436	9,549	9,738	9,611	9,705	9,703	9,574	9,720	9,548	9,702	9,966	9,907	9,921	9,935	10,098	9,880	9,878	9,919	9,815	9,693	9,709	9,605	9,577	9,612	10,113	10,337	10,392	10,494	10,419	10,024	9,991	10,019
C000012090
Account Value [Line Items]
Accumulated Value						9,108	8,713	8,720	8,946	8,926	8,805	8,497	8,505	8,595	8,373	8,642		8,768	8,880	8,409	8,371	8,921	8,756	9,258	9,086	8,888	8,580	8,434	8,194	8,753	8,678	8,876	9,083	8,362	7,610	8,045	8,742	9,025	9,252	9,236	9,518	9,479	9,045	9,513	8,821	9,072	8,456	9,021	9,823	10,293	10,036	10,180	10,414	11,502	12,163	12,365	12,860	13,133	12,761	12,468	12,847	12,880	12,422	11,903	11,897	11,615	12,251	13,000	13,502	13,674	13,502	13,934	13,863	14,526	13,912	13,885	14,176	14,017	13,093	12,254	11,450	11,789	11,847	11,959	12,285	11,082	11,061	10,925	10,235	10,428	9,898	10,024	9,963	9,434	9,260	9,565	9,869	9,714	9,870	9,849	9,637	9,830	9,533	9,839	10,174	9,994	9,915	9,920	10,149	9,797	9,866	9,820	9,620	9,473	9,530	9,378	9,340	9,395	10,178	10,632	10,824	10,924	10,692	10,029	9,938	9,999
C000221912
Account Value [Line Items]
Accumulated Value				$ 9,912		4,703	4,392	4,417	4,645	4,667	4,569	4,274	4,363	4,449	4,291	4,531		4,707	4,865	4,468	4,502	5,022	4,894	5,283	5,172	4,995	4,780	4,661	4,484	4,987	4,949	5,081	5,343	4,735	4,084	4,497	5,133	5,408	5,631	5,563	5,811	5,816	5,515	5,874	5,291	5,505	4,990	5,564	6,252	6,597	6,440	6,532	6,812	7,854	8,386	8,571	9,020	9,312	8,935	8,523	8,868	8,898	8,467	7,935	7,926	7,660	8,267	8,981	9,494	9,654	9,473
C000037536
Account Value [Line Items]
Accumulated Value						12,368	12,335	12,301	12,257	12,221	12,180	12,137	12,086	12,047	12,006	11,967		11,926	11,886	11,848	11,806	11,759	11,714	11,674	11,621	11,564	11,509	11,462	11,408	11,364	11,315	11,274	11,227	11,172	11,119	11,070	11,022	10,973	10,928	10,880	10,844	10,809	10,756	10,725	10,689	10,648	10,615	10,598	10,592	10,579	10,568	10,579	10,570	10,574	10,580	10,584	10,589	10,592	10,594	10,596	10,597	10,597	10,598	10,599	10,601	10,602	10,601	10,601	10,601	10,602	10,601	10,602	10,601	10,603	10,601	10,601	10,602	10,604	10,553	10,529	10,514	10,499	10,489	10,464	10,449	10,424	10,409	10,382	10,358	10,338	10,315	10,298	10,275	10,252	10,233	10,215	10,203	10,186	10,170	10,155	10,139	10,127	10,115	10,108	10,098	10,091	10,086	10,079	10,074	10,066	10,055	10,050	10,045	10,041	10,044	10,039	10,033	10,028	10,029	10,026	10,021	10,020	10,020	10,010	10,010	10,006
C000053739
Account Value [Line Items]
Accumulated Value						12,207	12,072	11,978	11,958	11,915	11,785	11,536	11,431	11,458	11,385	11,384		11,467	11,663	11,547	11,561	11,676	11,503	11,655	11,542	11,454	11,363	11,210	11,254	11,377	11,404	11,403	11,418	11,175	10,576	10,691	10,963	11,075	11,048	10,960	11,043	11,075	10,840	11,096	10,813	10,829	10,350	10,405	10,767	11,018	10,716	10,920	10,708	11,040	11,384	11,436	11,765	11,750	11,658	11,665	11,752	11,800	11,721	11,702	11,674	11,587	11,514	11,726	11,683	11,645	11,496	11,530	11,542	11,601	11,433	11,406	11,025	11,122	11,507	11,364	11,172	11,134	11,119	11,104	11,190	11,021	10,930	10,890	10,730	10,683	10,528	10,484	10,426	10,310	10,210	10,290	10,370	10,351	10,335	10,334	10,196	10,231	10,200	10,245	10,355	10,255	10,309	10,291	10,338	10,256	10,185	10,207	10,056	9,996	9,979	9,925	9,877	9,758	10,154	10,256	10,322	10,294	10,315	10,147	10,116	10,048
C000052220
Account Value [Line Items]
Accumulated Value						12,452	12,304	12,211	12,187	12,156	12,025	11,761	11,668	11,697	11,622	11,646		11,706	11,915	11,803	11,777	11,910	11,730	11,891	11,781	11,699	11,602	11,444	11,482	11,597	11,622	11,623	11,647	11,401	10,778	10,887	11,172	11,294	11,269	11,181	11,262	11,284	11,048	11,293	11,002	11,013	10,550	10,610	10,952	11,204	10,944	11,123	10,944	11,228	11,547	11,595	11,895	11,879	11,788	11,801	11,886	11,929	11,850	11,819	11,780	11,680	11,610	11,807	11,748	11,683	11,518	11,546	11,559	11,608	11,438	11,359	11,004	11,161	11,546	11,400	11,203	11,166	11,148	11,137	11,225	11,057	10,969	10,931	10,776	10,730	10,572	10,518	10,443	10,322	10,213	10,279	10,345	10,333	10,308	10,300	10,184	10,223	10,198	10,245	10,354	10,256	10,314	10,302	10,346	10,266	10,194	10,220	10,075	10,011	9,995	9,938	9,897	9,789	10,154	10,252	10,306	10,284	10,298	10,137	10,109	10,038
C000053740
Account Value [Line Items]
Accumulated Value						12,226	12,065	11,979	11,951	11,934	11,814	11,537	11,458	11,488	11,402	11,442		11,494	11,705	11,601	11,576	11,715	11,526	11,689	11,589	11,505	11,420	11,255	11,295	11,402	11,428	11,444	11,461	11,210	10,564	10,677	10,980	11,115	11,094	11,003	11,072	11,084	10,846	11,090	10,790	10,798	10,317	10,400	10,734	11,002	10,736	10,933	10,762	11,045	11,372	11,412	11,717	11,704	11,614	11,626	11,714	11,757	11,687	11,648	11,603	11,499	11,437	11,614	11,557	11,471	11,300	11,329	11,351	11,410	11,276	11,194	10,869	11,059	11,398	11,274	11,093	11,064	11,048	11,044	11,135	10,982	10,898	10,867	10,721	10,677	10,522	10,467	10,392	10,270	10,164	10,230	10,301	10,292	10,274	10,266	10,156	10,198	10,177	10,228	10,334	10,232	10,302	10,292	10,332	10,266	10,200	10,227	10,084	10,016	9,999	9,943	9,901	9,794	10,139	10,237	10,286	10,267	10,282	10,129	10,108	10,034
C000199547
Account Value [Line Items]
Accumulated Value	$ 9,946	$ 10,000															$ 9,865																																																																																																														$ 9,752	$ 9,802	$ 9,691	$ 9,784	$ 10,169	$ 10,358	$ 10,380	$ 10,383	$ 10,451	$ 10,640
C000069126
Account Value [Line Items]
Accumulated Value						11,579	11,534	11,466	11,424	11,398	11,406	11,388	11,335	11,272	11,204	11,141		11,154	11,167	11,115	11,058	11,081	11,030	11,082	11,036	10,945	10,864	10,794	10,799	10,822	10,839	10,829	10,838	10,752	10,547	10,530	10,606	10,610	10,595	10,544	10,582	10,631	10,493	10,622	10,511	10,496	10,335	10,326	10,460	10,580	10,487	10,494	10,393	10,468	10,588	10,610	10,742	10,741	10,732	10,742	10,765	10,770	10,742	10,739	10,740	10,718	10,698	10,741	10,721	10,705	10,681	10,695	10,691	10,697	10,649	10,628	10,458	10,455	10,572	10,543	10,483	10,461	10,445	10,414	10,448	10,431	10,378	10,344	10,285	10,281	10,246	10,217	10,169	10,118	10,070	10,072	10,103	10,102	10,075	10,045	10,001	10,020	10,029	10,028	10,012	10,000	10,066	10,076	10,104	10,076	10,042	10,063	10,029	10,005	10,014	9,970	9,924	9,902	9,995	10,004	10,037	10,041	10,023	9,981	9,994	9,976
C000069125
Account Value [Line Items]
Accumulated Value						12,176	12,045	12,029	12,026	11,957	11,898	11,842	11,725	11,742	11,640	11,678		11,591	11,561	11,413	11,354	11,422	11,345	11,484	11,377	11,269	11,103	11,020	10,916	11,023	10,979	11,050	11,020	10,817	10,612	10,634	10,702	10,676	10,662	10,711	10,753	10,704	10,505	10,652	10,477	10,503	10,345	10,424	10,653	10,825	10,708	10,783	10,737	10,906	11,163	11,232	11,366	11,402	11,381	11,422	11,487	11,488	11,411	11,392	11,360	11,316	11,393	11,472	11,482	11,484	11,447	11,492	11,475	11,511	11,450	11,423	11,399	11,333	11,194	11,020	10,851	10,879	10,889	10,868	10,917	10,689	10,686	10,622	10,456	10,455	10,311	10,306	10,271	10,124	10,065	10,079	10,128	10,066	10,086	10,090	10,027	10,084	10,024	10,061	10,136	10,124	10,141	10,138	10,187	10,125	10,102	10,106	10,066	10,019	10,014	9,977	9,953	9,966	10,106	10,152	10,144	10,162	10,146	10,026	10,025	10,024
C000227271
Account Value [Line Items]
Accumulated Value			$ 10,090			10,618	10,507	10,467	10,490	10,424	10,399	10,242	10,149	10,137	9,953	9,921		9,945	9,972	9,791	9,742	9,919	9,776	9,987	9,823	9,686	9,467	9,416	9,243	9,463	9,343	9,486	9,482	9,112	8,604	8,755	8,969	9,036	8,998	8,941	9,071	9,011	8,747	9,052	8,684	8,733	8,319	8,378	8,811	9,083	8,777	9,059	8,971	9,503	9,734	9,938	10,284	10,278	10,295	10,264	10,371	10,404	10,267
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value					10,033	10,208	10,045	10,020	10,049	9,988	9,925	9,819	9,704	9,725	9,579	9,648		9,612	9,609	9,405	9,352	9,506	9,411	9,646	9,519	9,385	9,173	9,086	8,934	9,155	9,079	9,205	9,216	8,886	8,513	8,647	8,867	8,923	8,930	8,963	9,061	9,004	8,781	9,007	8,744	8,781	8,474	8,591	8,988	9,238	9,030	9,152	9,113	9,461	9,733	9,858	10,070	10,103	10,063	10,061	10,158	10,172	10,064	9,979	9,949	9,865	9,970	10,151	10,231	10,219	10,120	10,171	10,172	10,257	10,101
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value						12,164	11,970	11,940	11,975	11,902	11,827	11,700	11,564	11,589	11,414	11,497		11,454	11,450	11,208	11,144	11,328	11,214	11,495	11,343	11,184	10,930	10,827	10,646	10,910	10,819	10,969	10,982	10,589	10,144	10,304	10,566	10,633	10,642	10,680	10,798	10,729	10,464	10,733	10,420	10,464	10,098	10,238	10,710	11,009	10,760	10,906	10,860	11,274	11,599	11,747	11,999	12,039	11,991	11,989	12,105	12,122	11,992	11,892	11,856	11,755	11,880	12,096	12,192	12,178	12,060	12,120	12,121	12,222	12,037	11,956	11,896	11,691	11,775	11,564	11,334	11,346	11,352	11,322	11,390	11,088	11,059	10,917	10,723	10,721	10,515	10,516	10,410	10,221	10,162	10,242	10,308	10,241	10,240	10,251	10,180	10,254	10,188	10,285	10,405	10,357	10,370	10,363	10,417	10,320	10,278	10,287	10,206	10,130	10,134	10,066	10,042	10,031	10,277	10,361	10,370	10,384	10,317	10,129	10,125	10,087
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value						12,164	11,970	11,940	11,975	11,902	11,827	11,700	11,564	11,589	11,414	11,497		11,454	11,450	11,208	11,144	11,328	11,214	11,495	11,343	11,184	10,930	10,827	10,646	10,910	10,819	10,969	10,982	10,589	10,144	10,304	10,566	10,633	10,642	10,680	10,798	10,729	10,464	10,733	10,420	10,464	10,098	10,238	10,710	11,009	10,760	10,906	10,860	11,274	11,599	11,747	11,999	12,039	11,991	11,989	12,105	12,122	11,992	11,892	11,856	11,755	11,880	12,096	12,192	12,178	12,060	12,120	12,121	12,222	12,037	11,956	11,896	11,691	11,775	11,564	11,334	11,346	11,352	11,322	11,390	11,088	11,059	10,917	10,723	10,721	10,515	10,516	10,410	10,221	10,162	10,242	10,308	10,241	10,240	10,251	10,180	10,254	10,188	10,285	10,405	10,357	10,370	10,363	10,417	10,320	10,278	10,287	10,206	10,130	10,134	10,066	10,042	10,031	10,277	10,361	10,370	10,384	10,317	10,129	10,125	10,087
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value						12,164	11,970	11,940	11,975	11,902	11,827	11,700	11,564	11,589	11,414	11,497		11,454	11,450	11,208	11,144	11,328	11,214	11,495	11,343	11,184	10,930	10,827	10,646	10,910	10,819	10,969	10,982	10,589	10,144	10,304	10,566	10,633	10,642	10,680	10,798	10,729	10,464	10,733	10,420	10,464	10,098	10,238	10,710	11,009	10,760	10,906	10,860	11,274	11,599	11,747	11,999	12,039	11,991	11,989	12,105	12,122	11,992	11,892	11,856	11,755	11,880	12,096	12,192	12,178	12,060	12,120	12,121	12,222	12,037	11,956	11,896	11,691	11,775	11,564	11,334	11,346	11,352	11,322	11,390	11,088	11,059	10,917	10,723	10,721	10,515	10,516	10,410	10,221	10,162	10,242	10,308	10,241	10,240	10,251	10,180	10,254	10,188	10,285	10,405	10,357	10,370	10,363	10,417	10,320	10,278	10,287	10,206	10,130	10,134	10,066	10,042	10,031	10,277	10,361	10,370	10,384	10,317	10,129	10,125	10,087
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value						12,164	11,970	11,940	11,975	11,902	11,827	11,700	11,564	11,589	11,414	11,497		11,454	11,450	11,208	11,144	11,328	11,214	11,495	11,343	11,184	10,930	10,827	10,646	10,910	10,819	10,969	10,982	10,589	10,144	10,304	10,566	10,633	10,642	10,680	10,798	10,729	10,464	10,733	10,420	10,464	10,098	10,238	10,710	11,009	10,760	10,906	10,860	11,274	11,599	11,747	11,999	12,039	11,991	11,989	12,105	12,122	11,992	11,892	11,856	11,755	11,880	12,096	12,192	12,178	12,060	12,120	12,121	12,222	12,037	11,956	11,896	11,691	11,775	11,564	11,334	11,346	11,352	11,322	11,390	11,088	11,059	10,917	10,723	10,721	10,515	10,516	10,410	10,221	10,162	10,242	10,308	10,241	10,240	10,251	10,180	10,254	10,188	10,285	10,405	10,357	10,370	10,363	10,417	10,320	10,278	10,287	10,206	10,130	10,134	10,066	10,042	10,031	10,277	10,361	10,370	10,384	10,317	10,129	10,125	10,087
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value						12,164	11,970	11,940	11,975	11,902	11,827	11,700	11,564	11,589	11,414	11,497		11,454	11,450	11,208	11,144	11,328	11,214	11,495	11,343	11,184	10,930	10,827	10,646	10,910	10,819	10,969	10,982	10,589	10,144	10,304	10,566	10,633	10,642	10,680	10,798	10,729	10,464	10,733	10,420	10,464	10,098	10,238	10,710	11,009	10,760	10,906	10,860	11,274	11,599	11,747	11,999	12,039	11,991	11,989	12,105	12,122	11,992	11,892	11,856	11,755	11,880	12,096	12,192	12,178	12,060	12,120	12,121	12,222	12,037	11,956	11,896	11,691	11,775	11,564	11,334	11,346	11,352	11,322	11,390	11,088	11,059	10,917	10,723	10,721	10,515	10,516	10,410	10,221	10,162	10,242	10,308	10,241	10,240	10,251	10,180	10,254	10,188	10,285	10,405	10,357	10,370	10,363	10,417	10,320	10,278	10,287	10,206	10,130	10,134	10,066	10,042	10,031	10,277	10,361	10,370	10,384	10,317	10,129	10,125	10,087
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value				9,981		10,018	9,858	9,833	9,862	9,802	9,740	9,636	9,524	9,544	9,400	9,468		9,433	9,430	9,230	9,177	9,329	9,235	9,467	9,342	9,210	9,002	8,916	8,768	8,985	8,910	9,033	9,044	8,721	8,354	8,485	8,702	8,756	8,764	8,796	8,893	8,836	8,618	8,839	8,581	8,618	8,316	8,431	8,820	9,066	8,861	8,982	8,944	9,285	9,552	9,675	9,882	9,914	9,876	9,873	9,969	9,983	9,876	9,793	9,764	9,681	9,784	9,962	10,040	10,029	9,932
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value						12,164	11,970	11,940	11,975	11,902	11,827	11,700	11,564	11,589	11,414	11,497		11,454	11,450	11,208	11,144	11,328	11,214	11,495	11,343	11,184	10,930	10,827	10,646	10,910	10,819	10,969	10,982	10,589	10,144	10,304	10,566	10,633	10,642	10,680	10,798	10,729	10,464	10,733	10,420	10,464	10,098	10,238	10,710	11,009	10,760	10,906	10,860	11,274	11,599	11,747	11,999	12,039	11,991	11,989	12,105	12,122	11,992	11,892	11,856	11,755	11,880	12,096	12,192	12,178	12,060	12,120	12,121	12,222	12,037	11,956	11,896	11,691	11,775	11,564	11,334	11,346	11,352	11,322	11,390	11,088	11,059	10,917	10,723	10,721	10,515	10,516	10,410	10,221	10,162	10,242	10,308	10,241	10,240	10,251	10,180	10,254	10,188	10,285	10,405	10,357	10,370	10,363	10,417	10,320	10,278	10,287	10,206	10,130	10,134	10,066	10,042	10,031	10,277	10,361	10,370	10,384	10,317	10,129	10,125	10,087
ICE BofA US Municipal Securities Index
Account Value [Line Items]
Accumulated Value						12,744	12,574	12,483	12,469	12,438	12,305	12,008	11,903	11,937	11,847	11,879		11,952	12,164	12,040	12,012	12,166	11,971	12,140	12,013	11,919	11,818	11,631	11,656	11,788	11,800	11,799	11,825	11,544	10,850	10,988	11,309	11,448	11,419	11,316	11,404	11,418	11,167	11,445	11,104	11,116	10,580	10,675	11,088	11,378	11,075	11,292	11,114	11,453	11,813	11,880	12,208	12,191	12,092	12,106	12,198	12,243	12,152	12,112	12,060	11,946	11,874	12,068	11,989	11,908	11,729	11,752	11,760	11,799	11,614	11,502	11,140	11,312	11,754	11,594	11,390	11,353	11,332	11,318	11,403	11,226	11,138	11,090	10,929	10,884	10,712	10,651	10,572	10,449	10,335	10,410	10,476	10,460	10,436	10,424	10,303	10,343	10,309	10,353	10,463	10,360	10,404	10,385	10,425	10,338	10,263	10,286	10,136	10,064	10,041	9,976	9,926	9,818	10,190	10,286	10,336	10,312	10,318	10,153	10,121	10,044
ICE AMT-Free US National Municipal Index (Spliced)
Account Value [Line Items]
Accumulated Value						12,641	12,490	12,397	12,373	12,343	12,212	11,941	11,844	11,870	11,789	11,808		11,870	12,077	11,959	11,931	12,066	11,883	12,045	11,933	11,843	11,745	11,577	11,612	11,734	11,757	11,759	11,784	11,532	10,897	11,008	11,305	11,432	11,407	11,315	11,395	11,419	11,174	11,430	11,125	11,133	10,650	10,714	11,078	11,340	11,065	11,249	11,072	11,372	11,700	11,752	12,058	12,042	11,950	11,963	12,049	12,091	12,006	11,975	11,929	11,826	11,754	11,944	11,874	11,801	11,634	11,657	11,671	11,715	11,540	11,456	11,105	11,265	11,660	11,512	11,314	11,277	11,257	11,244	11,330	11,159	11,072	11,029	10,869	10,827	10,663	10,610	10,533	10,411	10,302	10,369	10,433	10,418	10,391	10,383	10,266	10,306	10,272	10,319	10,427	10,326	10,377	10,360	10,401	10,313	10,237	10,264	10,117	10,048	10,026	9,968	9,922	9,812	10,181	10,275	10,326	10,303	10,310	10,148	10,118	10,043
ICE BofA US Municipal Securities Index
Account Value [Line Items]
Accumulated Value						12,744	12,574	12,483	12,469	12,438	12,305	12,008	11,903	11,937	11,847	11,879		11,952	12,164	12,040	12,012	12,166	11,971	12,140	12,013	11,919	11,818	11,631	11,656	11,788	11,800	11,799	11,825	11,544	10,850	10,988	11,309	11,448	11,419	11,316	11,404	11,418	11,167	11,445	11,104	11,116	10,580	10,675	11,088	11,378	11,075	11,292	11,114	11,453	11,813	11,880	12,208	12,191	12,092	12,106	12,198	12,243	12,152	12,112	12,060	11,946	11,874	12,068	11,989	11,908	11,729	11,752	11,760	11,799	11,614	11,502	11,140	11,312	11,754	11,594	11,390	11,353	11,332	11,318	11,403	11,226	11,138	11,090	10,929	10,884	10,712	10,651	10,572	10,449	10,335	10,410	10,476	10,460	10,436	10,424	10,303	10,343	10,309	10,353	10,463	10,360	10,404	10,385	10,425	10,338	10,263	10,286	10,136	10,064	10,041	9,976	9,926	9,818	10,190	10,286	10,336	10,312	10,318	10,153	10,121	10,044
ICE AMT-Free US National Municipal Index
Account Value [Line Items]
Accumulated Value	9,949	10,000															9,897																																																																																																														9,882	9,949	9,928	10,010	10,236	10,346	10,374	10,391	10,470	10,600
ICE BofA US Municipal Securities Index
Account Value [Line Items]
Accumulated Value						12,744	12,574	12,483	12,469	12,438	12,305	12,008	11,903	11,937	11,847	11,879		11,952	12,164	12,040	12,012	12,166	11,971	12,140	12,013	11,919	11,818	11,631	11,656	11,788	11,800	11,799	11,825	11,544	10,850	10,988	11,309	11,448	11,419	11,316	11,404	11,418	11,167	11,445	11,104	11,116	10,580	10,675	11,088	11,378	11,075	11,292	11,114	11,453	11,813	11,880	12,208	12,191	12,092	12,106	12,198	12,243	12,152	12,112	12,060	11,946	11,874	12,068	11,989	11,908	11,729	11,752	11,760	11,799	11,614	11,502	11,140	11,312	11,754	11,594	11,390	11,353	11,332	11,318	11,403	11,226	11,138	11,090	10,929	10,884	10,712	10,651	10,572	10,449	10,335	10,410	10,476	10,460	10,436	10,424	10,303	10,343	10,309	10,353	10,463	10,360	10,404	10,385	10,425	10,338	10,263	10,286	10,136	10,064	10,041	9,976	9,926	9,818	10,190	10,286	10,336	10,312	10,318	10,153	10,121	10,044
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value						12,703	12,512	12,493	12,502	12,427	12,346	12,216	12,071	12,088	11,903	11,964		11,922	11,924	11,683	11,613	11,791	11,668	11,939	11,778	11,607	11,349	11,246	11,063	11,328	11,217	11,354	11,381	10,965	10,493	10,653	10,913	10,979	10,968	10,985	11,100	11,033	10,780	11,052	10,719	10,756	10,369	10,484	10,956	11,249	10,973	11,196	11,135	11,567	11,885	12,050	12,320	12,328	12,313	12,323	12,429	12,438	12,314	12,225	12,178	12,077	12,219	12,379	12,457	12,414	12,254	12,298	12,321	12,392	12,178	12,077	11,966	11,731	11,964	11,788	11,580	11,563	11,565	11,528	11,578	11,322	11,288	11,131	10,963	10,947	10,753	10,742	10,595	10,432	10,386	10,473	10,518	10,467	10,445	10,460	10,403	10,473	10,421	10,520	10,623	10,576	10,592	10,579	10,617	10,526	10,474	10,483	10,402	10,317	10,320	10,241	10,205	10,175	10,409	10,478	10,476	10,465	10,379	10,199	10,192	10,123
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value			10,048			10,441	10,284	10,269	10,276	10,214	10,147	10,041	9,922	9,936	9,784	9,833		9,799	9,801	9,603	9,545	9,691	9,590	9,813	9,680	9,540	9,328	9,244	9,093	9,311	9,220	9,332	9,354	9,012	8,624	8,756	8,970	9,024	9,015	9,029	9,124	9,068	8,861	9,084	8,811	8,841	8,523	8,617	9,005	9,246	9,019	9,203	9,152	9,507	9,769	9,904	10,126	10,133	10,121	10,129	10,216	10,223	10,121
ICE 0-3 Month US Treasury Securities Index (Spliced)
Account Value [Line Items]
Accumulated Value					$ 10,000	11,405	11,375	11,341	11,303	11,270	11,238	11,209	11,175	11,144	11,115	11,084		11,054	11,025	10,998	10,967	10,934	10,900	10,867	10,832	10,792	10,755	10,720	10,681	10,645	10,606	10,571	10,536	10,496	10,460	10,424	10,384	10,348	10,314	10,276	10,245	10,216	10,182	10,153	10,128	10,099	10,075	10,059	10,043	10,028	10,022	10,017	10,014	10,012	10,010	10,010	10,009	10,009	10,008	10,008	10,008	10,008	10,007	10,007	10,007	10,007	10,007	10,006	10,005	10,005	10,004	10,003	10,003	10,002	10,001
ICE U.S. Treasury 1-3 Year Bond Index (Spliced)
Account Value [Line Items]
Accumulated Value						11,989	11,924	11,901	11,862	11,809	11,769	11,732	11,632	11,639	11,568	11,595		11,502	11,448	11,369	11,319	11,293	11,261	11,330	11,238	11,138	11,009	10,946	10,871	10,907	10,874	10,922	10,878	10,757	10,647	10,611	10,615	10,573	10,537	10,591	10,629	10,601	10,431	10,512	10,437	10,418	10,350	10,361	10,483	10,567	10,523	10,590	10,527	10,577	10,728	10,773	10,848	10,872	10,875	10,911	10,923	10,924	10,904	10,922	10,914	10,909	10,907	10,916	10,915	10,910	10,905	10,909	10,907	10,909	10,898	10,895	10,887	10,882	10,734	10,639	10,580	10,558	10,561	10,527	10,539	10,453	10,466	10,411	10,335	10,314	10,250	10,241	10,213	10,131	10,095	10,080	10,093	10,060	10,061	10,060	10,023	10,040	10,020	10,024	10,056	10,055	10,076	10,084	10,101	10,081	10,059	10,068	10,055	10,041	10,037	10,026	10,015	10,010	10,052	10,060	10,048	10,065	10,070	10,011	10,021	10,017
ICE U.S. Treasury 3-7 Year Bond Index (Spliced)
Account Value [Line Items]
Accumulated Value						11,775	11,603	11,600	11,617	11,532	11,476	11,455	11,292	11,332	11,208	11,289		11,142	11,076	10,890	10,826	10,918	10,853	11,091	10,974	10,847	10,614	10,512	10,377	10,556	10,509	10,654	10,622	10,376	10,109	10,166	10,294	10,298	10,288	10,416	10,512	10,439	10,149	10,379	10,181	10,218	9,996	10,050	10,352	10,632	10,450	10,531	10,453	10,662	11,005	11,062	11,226	11,266	11,231	11,322	11,417	11,443	11,332	11,345	11,307	11,250	11,312	11,465	11,502	11,491	11,473	11,525	11,517	11,538	11,496	11,480	11,450	11,427	11,142	10,931	10,743	10,751	10,786	10,756	10,818	10,590	10,618	10,515	10,332	10,331	10,181	10,196	10,146	9,963	9,882	9,877	9,945	9,874	9,901	9,907	9,830	9,905	9,841	9,876	9,998	9,999	10,038	10,055	10,130	10,056	10,016	10,051	10,002	9,934	9,927	9,896	9,870	9,873	10,085	10,144	10,118	10,179	10,175	9,999	10,018	10,026
ICE U.S. Treasury 7-10 Year Bond Index (Spliced)
Account Value [Line Items]
Accumulated Value						11,187	10,915	10,938	11,020	10,912	10,838	10,763	10,590	10,650	10,483	10,610		10,504	10,466	10,179	10,110	10,342	10,243	10,596	10,457	10,312	10,021	9,897	9,722	10,026	9,957	10,165	10,163	9,786	9,366	9,550	9,857	9,931	9,991	10,119	10,266	10,180	9,818	10,144	9,831	9,940	9,596	9,736	10,217	10,623	10,310	10,409	10,339	10,789	11,240	11,285	11,539	11,587	11,461	11,512	11,700	11,745	11,516	11,394	11,348	11,234	11,454	11,781	11,920	11,956	11,921	12,078	12,046	12,147	12,045	12,037	12,023	11,957	11,535	11,185	10,836	10,917	10,988	10,971	11,094	10,669	10,681	10,536	10,229	10,275	10,022	10,059	9,988	9,722	9,592	9,627	9,755	9,647	9,703	9,698	9,594	9,714	9,594	9,683	9,899	9,877	9,905	9,924	10,062	9,917	9,879	9,937	9,851	9,744	9,739	9,665	9,650	9,668	10,074	10,221	10,218	10,306	10,277	9,980	9,987	9,997
ICE U.S. Treasury 10-20 Year Bond Index (Spliced)
Account Value [Line Items]
Accumulated Value						9,791	9,438	9,442	9,596	9,539	9,433	9,203	9,137	9,199	8,991	9,224		9,294	9,337	8,926	8,863	9,286	9,127	9,599	9,398	9,238	8,918	8,788	8,555	9,022	8,907	9,133	9,229	8,577	7,953	8,293	8,861	9,056	9,210	9,239	9,487	9,424	8,998	9,425	8,933	9,049	8,483	8,859	9,547	9,997	9,700	9,853	9,977	10,810	11,371	11,498	11,908	12,041	11,785	11,725	12,036	12,058	11,680	11,305	11,317	11,078	11,441	12,175	12,577	12,722	12,613	12,949	12,895	13,318	12,962	12,950	13,051	12,930	12,238	11,662	11,075	11,273	11,359	11,408	11,608	10,887	10,872	10,716	10,252	10,363	9,994	10,056	9,981	9,611	9,454	9,569	9,755	9,627	9,720	9,718	9,587	9,735	9,560	9,713	9,982	9,920	9,933	9,947	10,108	9,889	9,885	9,927	9,824	9,698	9,713	9,608	9,580	9,612	10,111	10,334	10,388	10,491	10,419	10,024	9,992	10,018
ICE U.S. Treasury 20+ Year Bond Index (Spliced)
Account Value [Line Items]
Accumulated Value						9,193	8,794	8,800	9,028	9,006	8,883	8,572	8,578	8,668	8,444	8,716		8,840	8,953	8,477	8,438	8,992	8,826	9,329	9,156	8,954	8,641	8,492	8,250	8,814	8,738	8,938	9,144	8,419	7,661	8,098	8,797	9,081	9,308	9,292	9,575	9,534	9,097	9,567	8,951	9,126	8,506	9,076	9,881	10,350	10,092	10,236	10,470	11,561	12,226	12,431	12,928	13,202	12,833	12,538	12,919	12,952	12,487	11,967	11,960	11,674	12,149	13,030	13,571	13,743	13,569	14,002	13,930	14,597	13,980	13,954	14,244	14,079	13,153	12,307	11,494	11,835	11,893	12,003	12,330	11,119	11,099	10,958	10,263	10,459	9,925	10,049	9,987	9,455	9,280	9,586	9,888	9,730	9,886	9,864	9,652	9,846	9,546	9,850	10,189	10,006	9,928	9,933	10,161	9,807	9,877	9,829	9,630	9,480	9,537	9,384	9,348	9,400	10,184	10,638	10,828	10,932	10,697	10,031	9,941	9,998
ICE BofA Long US Treasury Principal STRIPS Index (Spliced)
Account Value [Line Items]
Accumulated Value				$ 9,911		4,668	4,359	4,384	4,610	4,632	4,536	4,243	4,331	4,417	4,261	4,499		4,674	4,829	4,435	4,470	4,984	4,859	5,243	5,130	4,954	4,738	4,620	4,445	4,945	4,909	5,039	5,294	4,690	4,043	4,457	5,086	5,357	5,581	5,513	5,764	5,771	5,470	5,829	5,313	5,468	4,969	5,542	6,228	6,568	6,416	6,509	6,791	7,845	8,375	8,565	9,017	9,307	8,938	8,520	8,864	8,894	8,467	7,933	7,920	7,658	8,108	8,941	9,490	9,647	9,470
ICE Short US Treasury Securities Index (Spliced)
Account Value [Line Items]
Accumulated Value						12,284	12,250	12,215	12,172	12,135	12,099	12,061	12,016	11,982	11,945	11,913		11,876	11,841	11,807	11,770	11,728	11,690	11,656	11,609	11,559	11,509	11,469	11,421	11,381	11,337	11,301	11,260	11,210	11,163	11,120	11,076	11,033	10,992	10,950	10,919	10,889	10,840	10,811	10,779	10,743	10,713	10,699	10,690	10,677	10,669	10,676	10,668	10,668	10,671	10,673	10,677	10,678	10,678	10,679	10,678	10,677	10,677	10,677	10,677	10,676	10,675	10,674	10,673	10,672	10,671	10,670	10,668	10,668	10,665	10,664	10,664	10,665	10,613	10,588	10,572	10,556	10,544	10,519	10,502	10,476	10,459	10,431	10,406	10,385	10,361	10,341	10,317	10,295	10,274	10,255	10,241	10,222	10,205	10,189	10,171	10,159	10,144	10,136	10,126	10,116	10,109	10,102	10,094	10,084	10,074	10,066	10,061	10,055	10,055	10,050	10,043	10,038	10,038	10,034	10,028	10,027	10,024	10,013	10,013	10,008
ICE AMT-Free California Municipal Index (Spliced)
Account Value [Line Items]
Accumulated Value						12,463	12,324	12,231	12,211	12,166	12,030	11,770	11,664	11,688	11,612	11,613		11,696	11,888	11,766	11,783	11,897	11,725	11,881	11,764	11,670	11,572	11,412	11,455	11,583	11,612	11,611	11,628	11,378	10,765	10,879	11,163	11,282	11,251	11,159	11,240	11,276	11,034	11,294	10,999	11,003	10,516	10,572	10,943	11,202	10,889	11,097	10,882	11,212	11,565	11,616	11,955	11,938	11,840	11,845	11,936	11,978	11,893	11,873	11,839	11,747	11,676	11,879	11,832	11,791	11,636	11,669	11,677	11,730	11,556	11,523	11,137	11,234	11,605	11,461	11,269	11,229	11,213	11,195	11,282	11,110	11,018	10,975	10,809	10,765	10,605	10,562	10,500	10,383	10,278	10,358	10,430	10,408	10,388	10,386	10,251	10,287	10,248	10,294	10,401	10,301	10,350	10,325	10,372	10,288	10,213	10,236	10,085	10,023	10,000	9,944	9,891	9,777	10,175	10,272	10,336	10,308	10,323	10,155	10,121	10,050
ICE AMT-Free New York Plus Municipal Index (Spliced)
Account Value [Line Items]
Accumulated Value						12,426	12,261	12,174	12,149	12,127	12,006	11,726	11,641	11,668	11,584	11,618		11,676	11,892	11,780	11,749	11,889	11,703	11,864	11,761	11,670	11,576	11,405	11,439	11,556	11,581	11,592	11,613	11,358	10,706	10,820	11,129	11,269	11,245	11,151	11,224	11,235	10,993	11,240	10,932	10,933	10,440	10,517	10,863	11,137	10,866	11,069	10,890	11,181	11,514	11,558	11,865	11,849	11,754	11,763	11,850	11,894	11,815	11,776	11,721	11,614	11,548	11,722	11,655	11,561	11,379	11,404	11,432	11,488	11,350	11,253	10,911	11,129	11,496	11,365	11,180	11,146	11,128	11,120	11,213	11,059	10,973	10,939	10,786	10,745	10,588	10,533	10,449	10,330	10,222	10,287	10,356	10,346	10,324	10,315	10,205	10,248	10,222	10,274	10,381	10,277	10,345	10,336	10,378	10,309	10,236	10,263	10,119	10,046	10,021	9,968	9,921	9,811	10,163	10,261	10,308	10,290	10,298	10,138	10,116	10,038
ICE Long AMT-Free US National Municipal Index
Account Value [Line Items]
Accumulated Value	$ 9,916	$ 10,000															$ 9,834																																																																																																														$ 9,728	$ 9,783	$ 9,685	$ 9,776	$ 10,159	$ 10,344	$ 10,371	$ 10,372	$ 10,439	$ 10,626
ICE Short Maturity AMT-Free US National Municipal Index (Spliced)
Account Value [Line Items]
Accumulated Value						11,765	11,718	11,647	11,605	11,578	11,585	11,565	11,508	11,442	11,373	11,310		11,325	11,336	11,283	11,227	11,249	11,197	11,249	11,200	11,106	11,022	10,947	10,953	10,976	10,991	10,979	10,986	10,897	10,683	10,668	10,747	10,754	10,736	10,684	10,721	10,765	10,625	10,753	10,636	10,621	10,457	10,447	10,587	10,706	10,610	10,617	10,518	10,598	10,721	10,743	10,876	10,875	10,866	10,874	10,897	10,902	10,874	10,875	10,869	10,848	10,826	10,865	10,839	10,818	10,793	10,803	10,799	10,802	10,747	10,724	10,562	10,557	10,680	10,650	10,588	10,565	10,549	10,515	10,550	10,530	10,476	10,439	10,378	10,375	10,331	10,305	10,256	10,202	10,155	10,159	10,186	10,184	10,155	10,124	10,075	10,094	10,097	10,097	10,079	10,062	10,126	10,134	10,156	10,123	10,086	10,106	10,067	10,038	10,040	9,995	9,942	9,917	10,017	10,023	10,054	10,056	10,033	9,989	10,000	9,978
Bloomberg U.S. Agency Bond Index
Account Value [Line Items]
Accumulated Value						12,182	12,049	12,034	12,027	11,954	11,895	11,837	11,719	11,731	11,627	11,663		11,580	11,548	11,403	11,341	11,398	11,329	11,463	11,355	11,250	11,086	11,001	10,894	11,002	10,952	11,025	10,994	10,789	10,585	10,603	10,670	10,647	10,629	10,680	10,720	10,676	10,475	10,615	10,457	10,462	10,306	10,385	10,607	10,787	10,672	10,748	10,696	10,874	11,136	11,211	11,351	11,386	11,369	11,417	11,479	11,490	11,411	$ 11,397	$ 11,366	$ 11,319	$ 11,397	$ 11,483	$ 11,502	$ 11,489	$ 11,463	$ 11,498	$ 11,475	$ 11,506	$ 11,456	$ 11,434	$ 11,414	$ 11,356	$ 11,245	$ 11,072	$ 10,904	$ 10,927	$ 10,935	$ 10,914	$ 10,965	$ 10,729	$ 10,728	$ 10,653	$ 10,490	$ 10,485	$ 10,340	$ 10,338	$ 10,298	$ 10,154	$ 10,091	$ 10,107	$ 10,150	$ 10,090	$ 10,108	$ 10,112	$ 10,048	$ 10,108	$ 10,051	$ 10,087	$ 10,162	$ 10,149	$ 10,164	$ 10,163	$ 10,212	$ 10,148	$ 10,122	$ 10,127	$ 10,083	$ 10,032	$ 10,024	$ 9,990	$ 9,957	$ 9,970	$ 10,110	$ 10,156	$ 10,147	$ 10,164	$ 10,142	$ 10,023	$ 10,020	$ 10,020
iBoxx USD Liquid Investment Grade BBB 0+ Index
Account Value [Line Items]
Accumulated Value			$ 10,084			$ 10,684	$ 10,573	$ 10,531	$ 10,551	$ 10,486	$ 10,459	$ 10,303	$ 10,207	$ 10,198	$ 10,015	$ 9,979		$ 10,005	$ 10,027	$ 9,849	$ 9,800	$ 9,974	$ 9,829	$ 10,035	$ 9,869	$ 9,733	$ 9,512	$ 9,460	$ 9,286	$ 9,503	$ 9,379	$ 9,523	$ 9,513	$ 9,143	$ 8,634	$ 8,785	$ 8,999	$ 9,063	$ 9,021	$ 8,964	$ 9,090	$ 9,031	$ 8,764	$ 9,068	$ 8,698	$ 8,740	$ 8,320	$ 8,376	$ 8,812	$ 9,075	$ 8,772	$ 9,047	$ 8,968	$ 9,496	$ 9,727	$ 9,933	$ 10,275	$ 10,274	$ 10,290	$ 10,260	$ 10,366	$ 10,398	$ 10,261